Accounts Receivable, Net - Schedule of Analysis of the Allowance for Credit Losses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Analysis of the Allowance for Credit Losses [Abstract]
Balance, beginning of year	¥ 5,682	$ 813	¥ 5,097	¥ 3,546
Additions	127,290	18,202	584	1,530
Exchange difference	(1)		1	21
Balance, end of year	¥ 132,971	$ 19,015	¥ 5,682	¥ 5,097